Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Debt

Term Loans		Drawn Amount	December 31, 2019	2020
Issue Date/ Refinancing Date	Maturity Date
December 14, 2018	December 18, 2023	14,094,184	11,894,184	9,694,184
May 28, 2019	April 16, 2024	11,000,000	10,360,000	9,080,000
August 6, 2019	March 1, 2024	27,675,000	21,900,000	18,600,000
July 5, 2019	July 11, 2026	22,230,000	21,436,071	18,260,357
March 29, 2019	December 29, 2022	25,458,432	18,237,048	13,701,816
August 7, 2019	July 31, 2022	50,225,000	29,025,000	25,420,000
December 14, 2018	December 18, 2023	9,480,000	8,680,000	7,880,000
June 20, 2014	January 8, 2023	20,925,000	14,180,000	12,760,000
August 6, 2019	June 30, 2023	67,200,000	47,595,000	43,635,000
December 24, 2015	December 14, 2022	22,400,000	16,426,688	14,933,360
July 4, 2014	September 3, 2021	22,750,000	15,843,750	14,218,750
July 29, 2014	July 7, 2023	25,350,000	16,371,875	14,259,375
December 7, 2017	December 11, 2022	22,275,000	16,765,000	14,010,000
May 18, 2016	December 31, 2025	65,650,000	56,945,940	52,842,620
March 1, 2017	April 17, 2026	70,787,500	62,568,747	57,512,495
June 17, 2020	June 19, 2026	11,505,000	—	11,121,500
April 30, 2020	October 7, 2026	15,600,000	—	15,600,000

Total			368,229,303	353,529,457
Current portion of long-term debt			41,421,346	41,161,686
Long-term debt			326,807,957	312,367,771

Total debt			368,229,303	353,529,457
Current portion of deferred finance charges			685,790	613,794
Deferred finance charges non-current			1,560,055	1,118,450

Total deferred finance charges			2,245,845	1,732,244

Total debt			368,229,303	353,529,457
Less: Total deferred finance charges			2,245,845	1,732,244

Total debt, net of deferred finance charges			365,983,458	351,797,213
Less: Current portion of long-term debt, net of current portion of deferred finance charges			40,735,556	40,547,892

			325,247,902	311,249,321

Schedule of Maturities of Long-term Debt	The annual principal payments to be made, for the abovementioned loans, after December 31, 2020, and after taking into account the refinancing arrangements, are as follows:

December 31,	Amount
2021	41,161,686
2022	72,773,038
2023	65,392,513
2024	34,928,954
2025	53,314,974
Thereafter	85,958,292

Total	353,529,457